Share Capital and Reserves (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares
Disclosure of classes of share capital [line items]
Proceeds from common share	$ 34,509,200	$ 38,353,487
Stock option, granted | shares	7,010,085	3,830,306
Stock option, Exercise | shares		2,325,000
Proceeds from Stock options		$ 1,715,250
Fair value of stock options	$ 2,683,468	1,720,964
Stock option expense	1,918,228	1,231,724
Issuance costs	$ 2,213,254	$ 1,476,702
Officers and directors [Member]
Disclosure of classes of share capital [line items]
Stock option, granted | shares	2,615,873	1,220,016
Fair value of stock options	$ 2,251,845	$ 1,266,380
Vesting of restricted share units [Member]
Disclosure of classes of share capital [line items]
Common share issued | shares	748,911	436,785
Price per share | $ / shares	$ 1.33	$ 1.26
Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Common share issued | shares		7,619,191
Proceeds from common share		$ 7,804,150
Issuance costs		$ 7,614
Market equity program [Member]
Disclosure of classes of share capital [line items]
Common share issued | shares		30,097,478
Proceeds from common share		$ 30,549,337
Net of cash commissions and expenses		1,469,088
Underwritten public offering financing [Member]
Disclosure of classes of share capital [line items]
Common share issued | shares	39,215,000
Price per share | $ / shares	$ 0.88
Proceeds from common share	$ 34,509,200
Net of cash commissions and expenses	$ 2,213,254
Restricted Share Unit (RSU) [Member]
Disclosure of classes of share capital [line items]
Stock option, Cancelled | shares	219,824
Fair value transferred from reserves to deficit	$ 67,436
Stock option expense	$ 1,775,046	$ 1,246,676